Commitments and contingencies (Details)	Dec. 31, 2018 CAD ($)
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 9,224,420
2019
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	4,005,841
2020
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	2,240,096
2021
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,274,935
2022
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,294,288
2023
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	204,630
Thereafter
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 204,630